UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
    USAA(R)
                              USAA GROWTH Fund

                                                   [GRAPHIC OF USAA GROWTH FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006
                                                                      (Form N-Q)

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USAA GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (97.6%)

              CONSUMER DISCRETIONARY (18.6%)
              ------------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.5%)
   332,825    Coach, Inc.*                                                                     $ 13,193
                                                                                               --------
              APPAREL RETAIL (1.0%)
   193,175    American Eagle Outfitters, Inc.                                                     8,847
                                                                                               --------
              AUTOMOBILE MANUFACTURERS (1.1%)
    85,285    Toyota Motor Corp. ADR                                                             10,064
                                                                                               --------
              BROADCASTING & CABLE TV (1.7%)
   369,557    Comcast Corp. "A"*                                                                 15,030
                                                                                               --------
              CASINOS & GAMING (2.4%)
   100,644    Las Vegas Sands Corp.*                                                              7,669
   190,608    MGM Mirage, Inc.*                                                                   8,200
    42,616    Station Casinos, Inc.(a)                                                            2,570
    42,898    Wynn Resorts Ltd.*(a)                                                               3,155
                                                                                               --------
                                                                                                 21,594
                                                                                               --------
              COMPUTER & ELECTRONICS RETAIL (0.8%)
   133,150    Best Buy Co., Inc.                                                                  7,357
                                                                                               --------
              DEPARTMENT STORES (1.6%)
   119,550    Kohl's Corp.*                                                                       8,440
   131,075    Nordstrom, Inc.                                                                     6,207
                                                                                               --------
                                                                                                 14,647
                                                                                               --------
              GENERAL MERCHANDISE STORES (0.8%)
   113,135    Target Corp.                                                                        6,695
                                                                                               --------
              HOME IMPROVEMENT RETAIL (1.0%)
   291,120    Lowe's Companies, Inc.                                                              8,774
                                                                                               --------
              HOMEBUILDING (0.9%)
    80,506    KB Home                                                                             3,618
    95,405    Lennar Corp. "A"                                                                    4,530
                                                                                               --------
                                                                                                  8,148
                                                                                               --------
              HOTELS, RESORTS, & CRUISE LINES (1.1%)
    59,065    Four Seasons Hotels, Inc.(a)                                                        3,788
    93,300    Starwood Hotels and Resorts, Inc.                                                   5,574
                                                                                               --------
                                                                                                  9,362
                                                                                               --------
              MOVIES & ENTERTAINMENT (1.5%)
   628,600    News Corp. "A"                                                                     13,106
                                                                                               --------
              PUBLISHING (1.0%)
   136,025    McGraw-Hill Companies, Inc.                                                         8,729
                                                                                               --------
              RESTAURANTS (1.6%)
   155,876    Starbucks Corp.*                                                                    5,884
   147,134    Yum! Brands, Inc.                                                                   8,749
                                                                                               --------
                                                                                                 14,633
                                                                                               --------

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                   (continued)

USAA GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.6%)
   220,250    Staples, Inc.                                                                    $  5,680
                                                                                               --------
              Total Consumer Discretionary                                                      165,859
                                                                                               --------
              CONSUMER STAPLES (7.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.1%)
   263,997    Archer-Daniels-Midland Co.                                                         10,164
                                                                                               --------
              BREWERS (0.5%)
   207,251    Heineken NV ADR                                                                     4,689
                                                                                               --------
              DRUG RETAIL (0.7%)
   191,800    CVS Corp.                                                                           6,018
                                                                                               --------
              HOUSEHOLD PRODUCTS (2.7%)
   375,154    Procter & Gamble Co.                                                               23,781
                                                                                               --------
              SOFT DRINKS (2.8%)
   102,925    Hansen Natural Corp.*(a)                                                            3,268
   334,393    PepsiCo, Inc.                                                                      21,214
                                                                                               --------
                                                                                                 24,482
                                                                                               --------
              Total Consumer Staples                                                             69,134
                                                                                               --------
              ENERGY (2.5%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (1.7%)
   233,175    Halliburton Co.                                                                     7,543
   115,885    Schlumberger Ltd.                                                                   7,310
                                                                                               --------
                                                                                                 14,853
                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   152,225    XTO Energy, Inc.                                                                    7,103
                                                                                               --------
              Total Energy                                                                       21,956
                                                                                               --------
              FINANCIALS (18.7%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.4%)
    56,200    BlackRock, Inc. "A"                                                                 8,477
    89,550    State Street Corp.                                                                  5,752
   147,400    T. Rowe Price Group, Inc.                                                           6,973
                                                                                               --------
                                                                                                 21,202
                                                                                               --------
              DIVERSIFIED BANKS (1.6%)
14,562,000    Industrial and Commercial Bank of China Ltd. "H"*                                   6,516
   206,893    Wells Fargo & Co.                                                                   7,508
                                                                                               --------
                                                                                                 14,024
                                                                                               --------
              DIVERSIFIED CAPITAL MARKETS (1.6%)
   233,392    UBS AG                                                                             13,966
                                                                                               --------
              INVESTMENT BANKING & BROKERAGE (7.5%)
   167,425    Goldman Sachs Group, Inc.                                                          31,776
   341,499    Lehman Brothers Holdings, Inc.                                                     26,582
   112,400    Morgan Stanley                                                                      8,591
                                                                                               --------
                                                                                                 66,949
                                                                                               --------

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                   (continued)

USAA GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.5%)
   127,457    Genworth Financial, Inc. "A"                                                     $  4,262
    98,800    Hartford Financial Services Group, Inc.                                             8,612
                                                                                               --------
                                                                                                 12,874
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (0.9%)
   157,325    Chubb Corp.                                                                         8,362
                                                                                               --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (2.0%)
   524,916    CB Richard Ellis Group, Inc. "A"*                                                  15,763
    44,522    St. Joe Co.(a)                                                                      2,395
                                                                                               --------
                                                                                                 18,158
                                                                                               --------
              SPECIALIZED FINANCE (1.2%)
    21,850    Chicago Mercantile Exchange Holdings, Inc.                                         10,947
                                                                                               --------
              Total Financials                                                                  166,482
                                                                                               --------
              HEALTH CARE (15.7%)
              -------------------
              BIOTECHNOLOGY (7.0%)
   177,816    Amylin Pharmaceuticals, Inc.*(a)                                                    7,817
    84,750    Celgene Corp.*                                                                      4,529
   352,392    Genentech, Inc.*                                                                   29,354
    76,444    Genzyme Corp.*                                                                      5,161
   222,175    Gilead Sciences, Inc.*                                                             15,308
                                                                                               --------
                                                                                                 62,169
                                                                                               --------
              HEALTH CARE EQUIPMENT (0.8%)
   150,050    Baxter International, Inc.                                                          6,898
                                                                                               --------
              HEALTH CARE SERVICES (1.9%)
   119,675    DaVita, Inc.*                                                                       6,658
   190,150    Medco Health Solutions, Inc.*                                                      10,173
                                                                                               --------
                                                                                                 16,831
                                                                                               --------
              MANAGED HEALTH CARE (3.9%)
   458,298    UnitedHealth Group, Inc.                                                           22,356
   167,075    WellPoint, Inc.*                                                                   12,751
                                                                                               --------
                                                                                                 35,107
                                                                                               --------
              PHARMACEUTICALS (2.1%)
   161,175    Abbott Laboratories                                                                 7,657
   168,725    Johnson & Johnson                                                                  11,372
                                                                                               --------
                                                                                                 19,029
                                                                                               --------
              Total Health Care                                                                 140,034
                                                                                               --------
              INDUSTRIALS (9.9%)
              ------------------
              AEROSPACE & DEFENSE (3.9%)
   140,093    General Dynamics Corp.                                                              9,961
    77,538    Lockheed Martin Corp.                                                               6,740
   184,250    Precision Castparts Corp.                                                          12,540
    89,459    United Technologies Corp.                                                           5,879
                                                                                               --------
                                                                                                 35,120
                                                                                               --------
              AIR FREIGHT & LOGISTICS (2.1%)
   150,300    Expeditors International of Washington, Inc.                                        7,126
    97,578    FedEx Corp.                                                                        11,176
                                                                                               --------
                                                                                                 18,302
                                                                                               --------

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                   (continued)

USAA GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
    91,775    Emerson Electric Co.                                                             $  7,746
                                                                                               --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.7%)
   159,925    Monster Worldwide, Inc.*                                                            6,479
                                                                                               --------
              RAILROADS (2.3%)
   153,019    Burlington Northern Santa Fe Corp.                                                 11,864
    90,610    Union Pacific Corp.                                                                 8,212
                                                                                               --------
                                                                                                 20,076
                                                                                               --------
              Total Industrials                                                                  87,723
                                                                                               --------
              INFORMATION TECHNOLOGY (22.7%)
              ------------------------------
              APPLICATION SOFTWARE (0.7%)
   399,150    BEA Systems, Inc.*                                                                  6,494
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (5.0%)
   655,232    Cisco Systems, Inc.*                                                               15,811
   665,867    Motorola, Inc.                                                                     15,355
   366,025    QUALCOMM, Inc.                                                                     13,319
                                                                                               --------
                                                                                                 44,485
                                                                                               --------
              COMPUTER HARDWARE (2.3%)
   254,050    Apple Computer, Inc.*                                                              20,598
                                                                                               --------
              COMPUTER STORAGE & PERIPHERALS (1.5%)
   358,350    Network Appliance, Inc.*                                                           13,080
                                                                                               --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   124,125    Alliance Data Systems Corp.*                                                        7,537
                                                                                               --------
              INTERNET SOFTWARE & SERVICES (4.0%)
   220,025    Akamai Technologies, Inc.*(a)                                                      10,311
    52,625    Google, Inc. "A"*                                                                  25,070
                                                                                               --------
                                                                                                 35,381
                                                                                               --------
              IT CONSULTING & OTHER SERVICES (1.3%)
   153,350    Cognizant Technology Solutions Corp. "A"*                                          11,544
                                                                                               --------
              SEMICONDUCTORS (2.3%)
   475,000    Intel Corp.                                                                        10,137
   179,850    NVIDIA Corp.*                                                                       6,271
   147,323    Texas Instruments, Inc.                                                             4,446
                                                                                               --------
                                                                                                 20,854
                                                                                               --------
              SYSTEMS SOFTWARE (4.7%)
   598,100    Microsoft Corp.                                                                    17,171
   918,100    Oracle Corp.*                                                                      16,957
   381,425    Symantec Corp.*                                                                     7,568
                                                                                               --------
                                                                                                 41,696
                                                                                               --------
              Total Information Technology                                                      201,669
                                                                                               --------

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                   (continued)

USAA GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MATERIALS (0.9%)
              ----------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
   170,342    Monsanto Co.                                                                     $  7,533
                                                                                               --------
              INDUSTRIAL GASES (0.1%)
    14,548    Praxair, Inc.                                                                         876
                                                                                               --------
              Total Materials                                                                     8,409
                                                                                               --------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   138,936    America Movil S.A. de C.V. ADR "L"                                                  5,956
   103,500    China Mobile Ltd.                                                                     845
                                                                                               --------
                                                                                                  6,801
                                                                                               --------
              Total Telecommunication Services                                                    6,801
                                                                                               --------
              Total Common Stocks (cost: $756,981)                                              868,067
                                                                                               --------
              MONEY MARKET INSTRUMENTS (2.9%)

              MONEY MARKET FUNDS (2.9%)
 1,357,462    SSgA Money Market Fund, 4.98%(b)                                                    1,357
24,830,030    SSgA Prime Money Market Fund, 5.19%(b)                                             24,830
                                                                                               --------
              Total Money Market Instruments (cost: $26,187)                                     26,187
                                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (2.4%)(c)

              MONEY MARKET FUNDS (0.1%)
   578,965    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(b)                       579
                                                                                               --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (2.3%)(d)
   $16,000    Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due
                11/01/2006 at $16,000 (collateralized by $15,980 of Freddie Mac Notes(e),
                6.00%, due 8/18/2016; market value $16,325)                                      16,000
     5,000    Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due
                11/01/2006 at $5,000 (collateralized by $5,211 of Fannie Mae Notes(e),
                5.55%, due 1/13/2025; market value $5,101)                                        5,000
                                                                                               --------
              Total Repurchase Agreements                                                        21,000
                                                                                               --------
              Total Short-Term Investments Purchased With Cash Collateral From
                Securities Loaned (cost: $21,579)                                                21,579
                                                                                               --------
              TOTAL INVESTMENTS (COST: $804,747)                                               $915,833
                                                                                               ========

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USAA GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $124,422,000 and $13,336,000, respectively, resulting in net unrealized appreciation of $111,086,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $889,909,000 at October 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 5.1% of net assets at October 31, 2006.

        D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $20,951,000.

        (b) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        (c) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

8

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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48450-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.